Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash generated from operating activities:
Net income for the year	$ 67.8	$ 69.5
Items not affecting cash:
Tax expense	183.8	82.3
Depreciation and amortization	428.0	393.1
Share-based compensation	19.3	7.4
Net finance expense	148.7	145.3
Inventory adjustments	2.9	2.3
Amortization of deferred revenue and variable consideration	(70.5)	(77.3)
Pension and other employee benefit payments, net of accruals	11.9	7.0
Amortization of community agreements	13.7	12.2
Re-evaluation adjustment - environmental obligation	(3.5)	(11.4)
Write-down/loss on disposal of PP&E	27.4	0.0
Decommissioning and restoration payments	(2.1)	(2.1)
Other	(3.8)	(3.5)
Taxes paid	(132.5)	(54.8)
Operating cash flow before change in non-cash working capital	691.1	570.0
Change in non-cash working capital	(24.9)	(93.1)
Net cash flows from operating activities	666.2	476.9
Cash used in investing activities:
Acquisition of property, plant and equipment	(347.1)	(281.1)
Acquisition of intangibles	(1.8)	0.0
Community agreements	(9.1)	(10.7)
Grants received	3.1	0.0
Cash and cash equivalents acquired in acquisitions, net of cash paid	0.0	11.0
Net (purchase) sale of investments	(3.2)	0.1
Proceeds from disposition of property, plant and equipment	0.0	0.8
Change in restricted cash	0.8	0.1
Short-term investments	(40.0)	0.0
Interest received	14.4	8.0
Net cash flows from investing activities	(382.9)	(271.8)
Cash generated from (used in) financing activities:
(Repayment) of/proceeds from revolving credit facility	(100.0)	100.0
Repurchase of senior unsecured notes, net of discount	(81.9)	0.0
Principal repayments on Copper Mountain bonds	0.0	(143.0)
Premium paid on redemption of Copper Mountain bonds	0.0	(3.0)
Equity issuance, net of share issuance costs	398.0	14.2
Change in restricted cash debt service account	0.0	3.7
Interest paid on long-term debt	(67.9)	(74.0)
Financing costs	(15.1)	(12.2)
Lease payments	(31.4)	(25.2)
Equipment financing payments	(10.2)	(1.9)
Gold prepayment repayments	(62.3)	(26.7)
Deferred Rosemont acquisition payment	(10.0)	(10.0)
Net payments on settlement of non-QP hedges	(7.9)	0.0
Net proceeds from exercise of stock options and warrants	4.4	0.2
Dividends paid	(5.5)	(4.5)
Net cash flows from financing activities	10.2	(182.4)
Effect of movement in exchange rates on cash	(1.5)	1.4
Net increase in cash and cash equivalents	292.0	24.1
Cash and cash equivalents, beginning of the year	249.8	225.7
Cash and cash equivalents, end of the year	$ 541.8	$ 249.8